Stockholders' Deficit (Details 1)	12 Months Ended
Dec. 31, 2020
Underwriter Warrants [Member]
Volatility	46.50%
Risk-free interest rate	0.47%
Dividend yield	0.00%
Expected term	4 years 6 months
Stock Option [Member]
Volatility	46.60%
Risk-free interest rate	0.47%
Dividend yield	0.00%
Expected term	6 years 2 months 30 days